Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [LineItems]
Restricted cash	$ 54,000	$ 54,000
Restricted cash collateral of sublease	54,000
Losses recognized by uninsured balances	0
Deferred offering costs capitalized	$ 4,000,000	$ 1,700,000
Expected dividend yield	0.00%
Number of operating segments | Segment	1
Adoption of accounting standards update [true false]	true
Accounting standards update, adoption date	Jan. 01, 2022
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2019-12 [Member]
Accounting standards update, immaterial effect [true false]	true
General and administrative expenses | IPO
Summary of Significant Accounting Policies [LineItems]
Deferred offering costs capitalized	$ 1,700,000
Minimum
Summary of Significant Accounting Policies [LineItems]
Property and equipment estimated useful lives	3 years
Maximum
Summary of Significant Accounting Policies [LineItems]
Property and equipment estimated useful lives	5 years